Investor A C Institutional And Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage Large Cap Value Fund	May 31, 2026 USD ($)
Investor A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 601
Expense Example, with Redemption, 3 Years	803
Expense Example, with Redemption, 5 Years	1,021
Expense Example, with Redemption, 10 Years	1,647
Investor C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	257
Expense Example, with Redemption, 3 Years	535
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,856
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	889
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	714
Expense Example, with Redemption, 10 Years	$ 1,607